Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Activity of Share Options in 2019 Plan	The following tables summarizes the activity of share options for the years ended December 31, 2022, 2021 and 2020:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2019	1,807,665	$19.76
Options exercised during the period	(113,960)	$11.36
Options expired during the period	(130,711)	$26.14
Options forfeited during the period	(33,968)	$12.40
Balances, December 31, 2020	1,529,026	$19.90
Options exercised during the period	(477,103)	$18.95
Options expired during the period	(40,000)	$32.70
Options forfeited during the period	(19,128)	$10.74
Balances, December 31, 2021	992,795	$20.02
Options exercised during the period	(236,878)	$23.16
Options expired during the period	(6,220)	$34.81
Balances, December 31, 2022	749,697	$18.91
Options exercisable at December 31, 2022	695,515	$19.67
Options vested and expected to vest at December 31, 2022	747,952	$18.93

Summary of Activity of RSU and PSU Awards Under the 2019 Plan

The following tables summarizes the activity of RSU and PSU awards for the years ended December 31, 2022, 2021 and 2020:

	RSU	PSU (1)	Total	Weighted average grant date fair value
Balances, December 31, 2019	657,620	—	657,620	$11.95
Share units granted	200,868	183,560	384,428	$16.96
Share units vested	(300,404)	—	(300,404)	$12.08
Share units forfeited	(19,743)	—	(19,743)	$12.62
Balances, December 31, 2020	538,341	183,560	721,901	$14.55
Share units granted	102,956	104,834	207,790	$44.62
Share units vested	(278,684)	(7,004)	(285,688)	$12.32
Share units forfeited	(18,753)	—	(18,753)	$12.70
Balances, December 31, 2021	343,860	281,390	625,250	$25.37
Share units granted	137,969	145,015	282,984	$34.86
Share units vested	(202,694)	—	(202,694)	$16.85
Share units forfeited	(1,239)	—	(1,239)	$35.30
Balances, December 31, 2022	277,896	426,405	704,301	$31.62
Total share units outstanding and expected to vest at December 31, 2022			668,146	$31.37

(1)
The grant date fair value of PSU awards granted during 2022, 2021 and 2020 were $42.36 per share, $55.85 per share and $22.06 per share, respectively. On the settlement date for each measurement period of market-based awards, grantees may receive shares equal to 0% to 200% of the awards granted depending upon the achievement of certain market criteria based on the Company’s TSR relative to the peer group during the three-year performance period.

Fair Value of Stock Option/PSU Awards Granted Assumptions Used	The fair value of PSU awards granted during the years ended December 31, 2022, 2021 and 2020 were determined using the Monte Carlo simulation valuation model that incorporated multiple valuation assumptions, including the probability of achieving the specified market condition and the following assumptions.:

	2022	2021	2020
Risk-free interest rates	4.12%	0.54%	0.16%
Expected common share price volatilities	57.40%	59.80%	57.40%